CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Thousands		Share Capital	Share issuance costs	Tax incentives	Stock options granted	Share issuance costs	Other	Treasury shares	Tax incentives	Legal Reserve	Capital increase reserve	Special statutory reserve	Dividends proposed	Other reserves	Retained earnings (losses)	Total	Non-controlling interest	Total
Balances, beginning of the year at Dec. 31, 2017		R$ 6,241,753	R$ 0	R$ 396,006	R$ 14,237	R$ (15,442)	R$ 0	R$ (241,088)	R$ 0	R$ 406,897	R$ 2,281,319	R$ 234,602	R$ 0	R$ 2,298,327	R$ 0	R$ 11,616,610	R$ 0	R$ 11,616,610
Total comprehensive income (loss)
Net income (loss) for the year															319,693	319,693	121	319,814
Actuarial gain (loss) net of deferred taxes														(45,741)		(45,741)		(45,741)
Exchange rate variation on conversion of financial statements of foreign subsidiaries														137,546		137,546		137,546	[1]
Transactions with shareholders:
Stock options granted					5,170											5,170		5,170
Sale of treasury shares to meet stock-based compensation plan								8,516								8,516		8,516
Non-controlling interest arising from business combination																	13,807	13,807
Reversal of time-barred dividends												66				66		66
Internal changes in equity:
Realization of deemed cost, net of deferred taxes														(68,424)	68,424
Stock options granted					(14,307)			14,307
Reserve for tax incentives Sudene-reduction of 75%				288,557											(288,557)
Constitution of special statutory reserve												7,882			(7,882)
Constitution of the legal reserve										15,917					(15,917)
Constitution of a reserve for capital increase											70,940				(70,940)
Dividends											(29,976)					(29,976)		(29,976)
Unclaimed dividends forfeited											(596,534)		596,534
Minimum mandatory dividends															(3,466)	(3,466)		(3,466)
Unrealized net revenue of 2017											4,880	62			(1,355)	3,588		3,588
Balances, end of the year at Dec. 31, 2018		6,241,753	0	684,563	5,100	(15,442)	0	(218,265)	0	422,814	1,730,629	242,612	596,534	2,321,708	0	12,012,006	13,928	12,025,934
Total comprehensive income (loss)
Net income (loss) for the year															(2,817,518)	(2,817,518)	2,776	(2,814,742)
Other comprehensive income (loss) for the period														(47,449)		(47,449)		(47,449)
Exchange rate variation on conversion of financial statements of foreign subsidiaries	[1]																	45,819
Transactions with shareholders:
Loss absorption (note 25.6)									(684,563)	(105,670)	(1,730,629)	(242,612)			2,763,474
Share capital increase		3,027,528														3,027,528		3,027,528
Share issuance costs			(33,735)			15,442										(18,293)		(18,293)
Stock options granted					879											879		879
Non-controlling interest arising from business combination																	98,635	98,635
Unclaimed dividends forfeited															1,126	1,126		1,126
Dividends paid													(596,534)			(596,534)		(596,534)
Internal changes in equity:
Transfers of tax incentives				(684,563)					684,563
Realization of deemed cost, net of deferred taxes														(52,918)	52,918
Issue of common shares related to business combination							6,410,885									6,410,885		6,410,885
Balances, end of the year at Dec. 31, 2019		9,269,281	(33,735)	0	5,979	0	6,410,885	(218,265)	0	317,144	0	0	0	2,221,341	0	17,972,630	115,339	18,087,969
Total comprehensive income (loss)
Net income (loss) for the year															(10,724,828)	(10,724,828)	9,893	(10,714,935)
Other comprehensive income (loss) for the period														(20,743)		(20,743)		(20,743)
Exchange rate variation on conversion of financial statements of foreign subsidiaries	[1]																	(2,857)
Transactions with shareholders:
Loss absorption (note 25.6)							(6,410,885)			(317,144)					6,728,029
Stock options granted					4,633											4,633		4,633
Realization of fair value attributable to non-controlling interest																	(19,676)	(19,676)
Unclaimed dividends forfeited															130	130		130
Internal changes in equity:
Partial Realization of deemed cost, net of taxes														(70,654)	70,654
Stock options granted							(6,410,885)
Balances, end of the year at Dec. 31, 2020		R$ 9,269,281	R$ (33,735)	R$ 0	R$ 10,612	R$ 0	R$ 0	R$ (218,265)	R$ 0	R$ 0	R$ 0	R$ 0	R$ 0	R$ 2,129,944	R$ (3,926,015)	R$ 7,231,822	R$ 105,556	R$ 7,337,378

[1]	As of December 31, 2020 includes the exchange variation related to investments abroad of wholly-owned subsidiaries whose functional currencies are different from the Brazilian Real (notes 3.1.1 and 3.2.5). As of December 31, 2019 and 2018 includes the (i) exchange variation related to investments abroad of wholly-owned subsidiaries and (ii) hyperinflation referring to the wholly owned subsidiary Stenfar (note 3.2.6).